OTHER COSTS (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER COSTS
Care and maintenance	R (814.4)	R (765.9)	R (576.5)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	464.1	(88.9)	66.6
Loss due to dilution of interst in joint operation	(30.2)
Non-recurring COVID-19 costs	(97.0)
Corporate and social investment costs	(257.8)	(149.9)	(70.1)
Cost incurred on employee and community trusts	(507.8)	(50.3)
Exploration costs	(33.0)	(10.7)
Non-mining royalties	(193.4)	(87.5)	(104.7)
Strike related costs	(0.6)	(402.3)	(31.7)
Service entities cost	(501.1)	(403.7)	(193.6)
Other	(291.6)	(351.2)	(105.4)
Other expenses, total	(2,726.9)	(2,310.4)	(1,015.4)
Income on settlement of legal dispute	580.0
Change in estimate of environmental rehabilitation obligation and right of recovery receivable and payable	464.1	(89.6)	90.4
Service entity income	382.9	263.8	296.5
Sundry income	230.4	220.4	13.7
Other income, total	R 1,657.4	R 484.2	R 310.2